New and amended standards and interpretations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
New and amended standards and interpretations
(4)	New and amended standards and interpretations
4.1 Amendments to IFRSs that are mandatorily effective for the current year
The Group has applied for the first time some standards and modifications to the standards, which were effective for the periods beginning on January 1, 2019. The Group has not applied any standard, interpretation or modification that has been issued but is not yet effective.
IFRS 16 Leases
IFRS 16 replaces IAS 17 Leases, IFRIC 4 which determines whether an Agreement contains a Lease,
SIC-15
Operating Leases—Incentives and
SIC-27
that evaluates the substance of transactions that involve the legal form of a lease. The standard establishes the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to consider most of the leases in a single model, recognized in the Statement of Financial Position.
The lessor’s accounting under IFRS 16 remains substantially unchanged from IAS 17. Lessors will continue to classify leases as operating or financial leases using principles similar to those in IAS 17.
The Group has applied IFRS 16 using the modified retrospective approach, according to which the cumulative effect of the initial application is recorded in retained earnings as of January 1, 2019. In this case, the comparative information for 2018 has not been restated.
The Group also chose to use the recognition exemptions for lease agreements, which on the start date, have a term of 12 months or less and do not contain a purchase option (short-term leases), and leases for which the underlying asset is of low value (low value assets).
Nature of the effects of adoption of IFRS 16
In January 2016, the IASB issued IFRS 16, which establishes a comprehensive model for the identification of lease agreements and their treatment in the financial statements of both lessees and lessors.
IFRS 16, Leases, must be applied as of January 1, 2019. The new standard requires that lessees recognize an asset and liability for use right in the balance sheet for all contracts that qualify as leases (with the exception of short-term leases for which the underlying asset is of low value) start date of the lease and recognize expenses in the income statement.
The lease liability is measured at the present value of the outstanding lease payments. Lease payments will include fixed payments, variable payments based on an index or rate, reasonably secure purchase options, termination fines, fees paid by the lessee to the owners of a special purpose entity for the restructuring of the transaction, and probable. The amounts that the lease will owe under a residual value guarantee. The lease payment does not include the payment of a variable lease other than those that depend on an index or rate, no guarantee on the part of the lessee of the lessor’s debt, or any amount assigned to the components without a lease.
The Group initially measures the value of the
right-of-use
assets by the value of the lease liability and includes the value of the payments made before the start of the lease, any initial direct costs incurred by the lessee.
The Group completed its assessment of the impacts of the adoption of IFRS 16 in its consolidated financial statements. The evaluation included the following activities:
Aircraft leases
As of January 1, 2019, the Group had 54 aircraft under operating leases, and the Group registered such aircraft as assets and liabilities of the Group’s right of use with the requirement of the new standard.
The assets by right of use will be accounted for in accordance with IAS 16, Property, Plant and Equipment. Aircraft registered as a right of use will be depreciated over the term of the lease and any qualifying maintenance event will be capitalized and depreciated over the expected lease term and the expected maintenance life.
Real estate leases
The Group has leases related to the operations space of the airport terminal and other real estate. For leases related to the terminal’s operations space, there are usually effective replacement rights in the hands of the lessor and, therefore, these are not considered the lease requirements according to the standard. Airport terminal contracts with variable lease payments are also excluded, and variable lease payments, other than those based on an index or rate, are related to the measurement of the lease liability. Leases of properties that were recorded as right-of-use
assets and lease liabilities according to the new standard that relates to the Group’s offices.
Other leases
Other leases related to vehicles, machinery, technology. They have been evaluated, discarding short-term contracts and low-value
assets, and contracts associated with vehicles are mainly recognized as assets with right of use.
Sale and Leaseback transactions
Prior to the adoption of the New Lease Standard, the gains on sale and leaseback transactions of finance lease were deferred and recognized in the consolidated comprehensive income statement over the term of the lease. Profits from sale and leaseback transactions that result in an operating lease were recognized immediately in the consolidated comprehensive income statement without being deferred. Under the New Standard, gains on sale and leaseback transactions with retroactive lease (subject to adjustments for non-market
terms) are recognized immediately if they comply with the requirements of IFRS 15.
At December, 31, 2018 the Group had a deferred gain for $70,070 for previous sale and lease back transactions that subsequent lease was accounted for as a sale and a finance lease applying IAS 17, the group choose not evaluate the sale transactions with the subsequent lease made prior to determine whether the transfer of the asset meets the requirements of IFRS 15 shall be accounted for as a sale, because we chose account for the subsequent lease in the same way as to account for any other financial lease that exists on the date of initial application; and we will continue to amortize any gain on the sale over the term of the lease.
Impacts due to the adoption of the standard (January 1, 2019)
The effects of the adoption of the standard in the Group’s consolidated statement of financial position was as follows:

	Reported December 31, 2018	Application of the new standard (1)(2)(3)(4)	Adjusted Balances
Total assets	7,118,643	1,079,733	8,198,376
Total liabilities	6,126,182	1,079,733	7,205,915
Total equity	992,461	—	992,461

(1)	The adjustment corresponds to $1,010,200 recognized as assets and liabilities for the right to use aircraft leases, which are presented as Property and Equipment as flight equipment.
(2)	The adjustment corresponds to $69,533 recognized as assets and liabilities for the right to use leases on non-aeronautical assets, which are presented into other property.
(3)
When measuring lease liabilities for leases that were classified as operating lease, the group discounted leases using its incremental borrowing rate at January 1, 2019. The weighted average rate applied is 5.09%.

(4)	The adjustment has no impact on deferred tax.

Amounts recognized in the consolidated statement of financial position and profit or loss
2019 – Leases under IFRS 16
Set out below, are the amounts recognized consolidated statement of comprehensive income:

For the year ended December 31, 2019
Depreciation expense of right-of-use assets	$206,434
Interest expense on lease liabilities	51,885
Rent expense - short-term leases	1,008
Rent expense - leases of low-value assets	1,934
Rent expense - variable lease payments	8,770

Total amounts recognized in profit or loss	$270,031

2018 – Leases under IAS 17
Set out below, are the amounts recognized consolidated statement of comprehensive income:

For the year ended December 31, 2018
Rentals	$308,722
Amounts recognized in the consolidated statement of cash flow
For the year ended December, 31, 2019 for the total cash outflow for leases was $259,165
Set out below, are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Flight Equipment	Other	Total
As of December 31, 2018
IFRS 16 Adoption	$1,010,200	$69,533	$1,079,733
Additions	172,526	4,222	176,748
Modifications contracts	97,956	3,432	101,388
Depreciation expense	(198,219)	(8,215)	(206,434)

As of December 31, 2019	$1,082,463	$68,972	$1,151,435

Summary of the new accounting policy
The following is a summary of the Group’s new accounting policies after the adoption of IFRS 16:
Assets by right of use
The Group recognizes the assets for right of use on the start date of the lease (that is, the date on which the underlying asset is available for use). The right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any new measurement of lease liabilities. The cost of the assets with the right to use includes the amount of the recognized lease liabilities, the initial direct costs incurred, and the lease payments made on or before the start date, less the lease incentives received. The assets recognized by right of use are depreciated in a straight line during the shortest period of their estimated useful life and the term of the lease. The assets by right of use are subject to deterioration.
Lease liabilities
On the start date of the lease, the Group recognizes the lease liabilities measured at the present value of the lease payments that will be made during the term of the lease. Lease payments include fixed payments and variable lease payments that depend on an index or a rate.
Lease payments also include the price of a purchase option that the Group can reasonably exercise and penalty payments for terminating a lease.
Variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.
IFRIC
23-
Uncertainty over Income Tax Treatments
The interpretation refers to income tax accounting in cases in which the tax treatment includes uncertainties that affect the application of IAS 12 and does not apply to taxes that are outside the scope of this standard, nor does it include specific requirements related to it. with interests and penalties associated with uncertain tax treatments. The interpretation establishes the following:

•	Whether the Group considers uncertain tax treatments separately

•	The assumptions made by the entity about the examination of tax treatments by the corresponding authorities.

•	The manner in which the entity determines the fiscal profit (or fiscal loss), fiscal bases, unused fiscal losses or credits, and fiscal rates.

•	The manner in which the entity considers changes in events and circumstances.

The Group determined there aren´t impacts in the application of this standard.

4.2	Standards issued but not yet effective
The Group has not applied the following new and revised IFRSs that are not yet effective:

IFRS 17	Insurance Contracts

IFRS 3	Business Combinations

IAS 1	Presentation of financial statements

IAS 8	Accounting policies, changes in accounting estimates and errors
Effective for annual periods beginning on or after January 1, 2020 and 2021, with earlier application permitted.
IFRS 17 Insurance contracts
In May 2017, the IASB issued IFRS 17 Insurance Contracts (IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (IFRS 4) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life,
direct insurance and
re-insurance),
regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features.
A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. The core of IFRS 17 is the general model, supplemented by:

•	A specific adaptation for contracts with direct participation features (the variable fee approach)

•	A simplified approach (the premium allocation approach) mainly for short-duration contracts
IFRS 17 is effective for reporting periods beginning on or after January 1, 2021, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Group.

Amendments to IFRS 3: Definition of a Business
In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.
Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Group will not be affected by these amendments on the date of transition.
Amendments to IAS 1 and IAS 8: Definition of Material
In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’
The amendments to the definition of material is not expected to have a significant impact on the Group’s consolidated financial statements.